UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ronald J. Juvonen

Address:   c/o Downtown Associates, L.L.C.
           674 Unionville Road, Suite 105
           Kennett Square, PA 19348


Form 13F File Number: 28-07598


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ronald J. Juvonen
Title:  Managing Member
Phone:  (610) 925-3480

Signature,  Place,  and  Date  of  Signing:

/s/ Ronald J. Juvonen              Kennett Square, PA                 5/13/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              13

Form 13F Information Table Value Total:  $      106,692
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
-------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
-------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ------
BGC PARTNERS INC           CL A           05541T101   17,665 1,903,542 SH       SOLE                1,903,542
CARMAX INC                 COM            143130102    8,157   254,105 SH       SOLE                  254,105
CITI TRENDS INC            COM            17306X102   12,260   550,040 SH       SOLE                  550,040
COSI INC                   COM            22122P101    6,273 5,100,000 SH       SOLE                5,100,000
FARO TECHNOLOGIES INC      COM            311642102    2,785    69,617 SH       SOLE                   69,617
GENTEX CORP                COM            371901109    7,562   250,000 SH       SOLE                  250,000
GSI TECHNOLOGY             COM            36241U106      227    25,000 SH       SOLE                   25,000
NIC INC                    COM            62914B100    4,081   327,522 SH       SOLE                  327,522
OBAGI MEDICAL PRODUCTS INC COM            67423R108   11,042   873,603 SH       SOLE                  873,603
RADISYS CORP               COM            750459109   10,837 1,251,331 SH       SOLE                1,251,331
SKECHERS U S A INC         CL A           830566105    3,697   180,000 SH       SOLE                  180,000
SUPER MICRO COMPUTER INC   COM            86800U104   20,560 1,281,800 SH       SOLE                1,281,800
TASER INTL INC             COM            87651B104    1,546   380,760 SH       SOLE                  380,760


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